Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				0 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Aug. 12, 2014 Subsequent Event	Jun. 30, 2014 Common Unitholders	Jun. 30, 2013 Common Unitholders	Jun. 30, 2014 Common Unitholders	Jun. 30, 2013 Common Unitholders	Jun. 30, 2014 Subordinated Unitholders	Jun. 30, 2013 Subordinated Unitholders	Jun. 30, 2014 Subordinated Unitholders	Jun. 30, 2013 Subordinated Unitholders	Jun. 30, 2014 Seadrill	Dec. 31, 2013 Seadrill
Net income attributable to:
Common unitholders	$ 26.1		$ 12.9		$ 51.0		$ 24.6
Subordinated unitholders	5.1		8.6		0		16.4
Seadrill Member Interest	0	[1]	24.2	[1]	0	[1]	35.9	[1]
Net income attributable to Seadrill Partners LLC members	31.2		45.7		51.0		76.9
Weighted average units outstanding (basic and diluted) [Abstract]
Weighted average units outstanding (basic and diluted) (in shares)										59,627	24,815	53,156	24,815	16,543	16,543	16,543	16,543
Earnings per unit (basic and diluted) [Abstract]
Earnings per unit (basic and diluted) ( (in US dollars per share)										$ 0.44	$ 0.52	$ 0.96	$ 0.99	$ 0.31	$ 0.52	$ 0.00	$ 0.99
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.5075	[2]	$ 0.3875	[2]	$ 0.9525	[2]	$ 0.6781	[2]	$ 0.5425 [3]
Incentive distribution, distribution																		$ 0.6	$ 0.9

[1]	Pre-acquisition net income from entities acquired from Seadrill in common control transactions during 2013 has been allocated to the Seadrill member interest. The Seadrill member interest, and its rights to the incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited. Included within the amount allocated to the Seadrill member interest in the three months ended June 30, 2013 was $0.6 million ($0.9 million for the six months ended June 30, 2013) allocated to the incentive distribution rights.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.